Summary of Significant Accounting Policies - Schedule of Revenue from Significant Customers (Details)	6 Months Ended				12 Months Ended
	Jan. 31, 2026		Jan. 31, 2025		Jul. 31, 2025
Customer Concentration Risk [Member] | Accounts Payable [Member] | Payment processing company I [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	53.10%				65.90%
Customer Concentration Risk [Member] | Accounts Payable [Member] | Payment processing company II [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.80%				12.70%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	57.82%				51.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[1]			14.02%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	2.65%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier X [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	37.61%		17.65%
Supplier Concentration Risk [Member] | Purchases [Member] | Supplier Y [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	17.27%		26.96%
Arifureta: From Commonplace to World’s Strongest Rebellion Soul [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	19.28%			[2]
Other Games [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	4.64%			[2]
Other Games [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	0.02%			[2]
Other Games [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	0.34%			[2]
Subtotal [Member] | Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	23.92%			[2]
Subtotal [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	23.47%		28.61%
Subtotal [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	12.66%			[2]
Subtotal [Member] | Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	10.63%			[2]
Subtotal [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	14.56%
Vivid Army [Member] | Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	23.45%		28.61%
High School D×D Operation Paradise Infinity [Member] | Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	12.32%		15.87%
I've Been Killing Slimes for 300 Years and Maxed Out My Level: Witchcraft [Member] | Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	6.51%			[2]
Game:Crayon Shinchan My Sugoroku Great Strategy [Member] | Customer Concentration Risk [Member] | Customer F [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage	4.12%			[2]
Queens Balde [Member] | Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	11.91%
Labyrinth Rule [Member] | Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue from Significant Customers [Line Items]
Concentration risk, percentage		[2]	15.87%

[1]	Accounts payable due to the customer representing less than 10% of the Group’s accounts payable as of respective date
[2]	Revenue from the customer and the related games representing less than 10% of the Group’s revenue for the respective years.